Revenue from Contract with Customers - Schedule of Information on Major Customers (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Customer A [Member]
Schedule of Information on Major Customers [Line Items]
Revenue from contracts with customers	$ 3,633,422	$ 299,228	$ 292,359